CONSOLIDATED STATEMENTS OF CASH FLOWS - DIRECT METHOD - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash collection from operating activities
Proceeds from sales of goods and services	$ 13,397,385	$ 10,549,542	$ 5,359,778
Other cash receipts from operating activities	169,692	117,118	52,084
Payments for operating activities
Payments to suppliers for the supply goods and services	(9,689,508)	(9,113,130)	(4,391,627)
Payments to and on behalf of employees	(1,304,696)	(1,039,336)	(941,068)
Other payments for operating activities	(270,580)	(272,823)	(156,395)
Income taxes (paid)	(18,379)	(14,314)	(9,437)
Other cash inflows (outflows)	(20,346)	(130,260)	(87,576)
Net cash (outflow) inflow from operating activities	2,263,568	96,797	(174,241)
Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses	0	0	752
Other cash receipts from sales of equity or debt instruments of other entities	0	417	35
Other payments to acquire equity or debt instruments of other entities	0	(331)	(208)
Amounts raised from sale of property, plant and equipment	46,524	56,377	105,000
Purchases of property, plant and equipment	(795,787)	(780,538)	(597,103)
Purchases of intangible assets	(68,052)	(50,116)	(88,518)
Interest received	98,552	18,934	9,056
Other cash inflows (outflows)	59,258	6,300	18,475
Net cash (outflow) inflow from investing activities	(659,505)	(748,957)	(552,511)
Cash flows from (used in) financing activities
Proceeds from the issuance of shares	0	549,038	0
Payments for changes in ownership interests in subsidiaries that do not result in loss of control	(23)	0	0
Amounts from the issuance of other equity instruments	0	3,202,790	0
Amounts raised from long-term loans	0	2,361,875	0
Amounts raised from short-term loans	0	4,856,025	661,609
Loans from related entities	0	770,522	130,102
Loans repayments	(342,005)	(8,759,413)	(463,048)
Payments of lease liabilities	(225,358)	(131,917)	(103,366)
Payments of loans to related entities	0	(1,008,483)	0
Interest paid	(594,234)	(521,716)	(104,621)
Other cash (outflows) inflows	11,405	(463,766)	(11,034)
Net cash inflow (outflow) from financing activities	(1,150,215)	854,955	109,642
Net (decrease) increase in cash and cash equivalents before effect of exchanges rate change	453,848	202,795	(617,110)
Effects of variation in the exchange rate on cash and cash equivalents	44,238	(32,955)	(31,896)
Net (decrease) increase in cash and cash equivalents	498,086	169,840	(649,006)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	1,216,675	1,046,835	1,695,841
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 1,714,761	$ 1,216,675	$ 1,046,835